Reinsurance (Balance Sheet Reinsurance Results) (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Effects of Reinsurance [Line Items]
Reinsurance recoverables		$ 3,098,248		$ 3,175,195
Policy loans		(212,063)		(210,730)
Deferred policy acquisition costs		(351,874)	[1]	(308,744)	[1]	$ (244,218)	$ (224,425)	$ (178,813)
Market risk benefit assets	[1]	558,624		940,706
Other assets	[1]	48,391		48,867
Market risk benefits liabilities	[1]	558,624		940,706
Other liabilities	[1]	172,305		201,033
Impacts of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance recoverables		3,098,248		3,175,195
Policy loans		(22,999)		(22,028)
Deferred policy acquisition costs		(646,737)		(691,795)
Deferred sales inducements		(38,146)		(41,346)
Market risk benefit assets		478,439		868,810
Other assets		42,265		44,226
Market risk benefits liabilities		80,185		71,896
Other liabilities		$ 115,351		$ 147,160

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.